Other income, net (Tables)	12 Months Ended
Dec. 31, 2023
Other income, net [Abstract]
Schedule of Other Income, Net
	Year ended December 31,
	2022	2023
	USD’000	USD’000
Other income
– Bank interest income	65	80
– Government grants	31	46
– Others	5	—
	101	126